UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

Foresters Investment Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: SEPTEMBER 30, 2015

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TAX EXEMPT INCOME FUND
September 30, 2015

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.9%
		Alabama-.8%
$5,000	M	Mobile Public Edl. Bldg. Auth. Rev. 5% 3/1/2033		$ 5,373,250
		Alaska-.6%
3,200	M	Alaska State Housing Fin. Corp. St. Cap. Proj. 5% 12/1/2027		3,683,424
		Arizona-2.8%
5,000	M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027		5,522,300
7,015	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2018 (a)		7,820,603
5,000	M	Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev.
		5% 1/1/2033		5,383,800
				18,726,703
		Arkansas-.8%
5,000	M	Pulaski County Children's Hosp. Rev. 5.5% 3/1/2039		5,581,450
		California-4.3%
5,000	M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2031		5,570,300
		California State General Obligation:
5,000	M	5.25% 9/1/2030		5,970,350
5,000	M	5% 11/1/2030		5,869,950
5,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2024		5,540,050
5,000	M	Los Angeles Community College Dist. GO 5% 8/1/2018 (a)		5,599,350
				28,550,000
		Colorado-.9%
5,000	M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034		5,643,100
		District of Columbia-1.8%
5,000	M	District of Columbia GO 6% 6/1/2021		6,191,650
5,000	M	District of Columbia Rev. 5.5% 8/15/2017 (a)		5,448,750
				11,640,400
		Florida-11.2%
5,000	M	Broward County Airport Sys. Rev. 5.375% 10/1/2029		5,692,550
5,000	M	Duval County School Board COP 5.25% 7/1/2035		5,493,250
1,340	M	Florida Housing Fin. Corp. Rev. 5% 1/1/2026		1,414,249
5,500	M	Florida State Board of Education GO 5.5% 6/1/2038		6,139,540
5,000	M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2028		5,738,700
4,305	M	Lee County Airport Rev. 5% 10/1/2033		4,896,679
5,000	M	Manatee County School Board COP 5.625% 7/1/2031		5,704,100
5,000	M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
		5.375% 10/1/2028		5,584,950
5,000	M	Miami-Dade County Pub. Facs. 5.5% 6/1/2029		5,638,750
5,000	M	Miami-Dade County School Board COP 5.375% 2/1/2034		5,462,500
5,000	M	Miami-Dade County Spl. Oblig. 5% 4/1/2029		5,451,000
5,000	M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2018 (a)		5,633,150
5,000	M	Orange County School Board COP 5.5% 8/1/2034		5,563,050
5,000	M	Port St. Lucie Utility Rev. 5% 9/1/2029		5,473,900
				73,886,368
		Georgia-5.9%
5,000	M	Atlanta Airport Revenue 5.25% 1/1/2030		5,733,700
		Atlanta Water & Wastewater Revenue:
9,040	M	5.5% 11/1/2019		10,594,428
5,000	M	5.25% 11/1/2034		5,614,900
5,000	M	5%11/1/2035		5,728,900
5,670	M	Georgia State Environmental Loan Acquisition Corp.
		5.125% 3/15/2031		6,007,535
5,000	M	JPMorgan Chase Putters 9.499% 1/1/2016 (b)		5,630,900
				39,310,363
		Illinois-10.0%
		Chicago Board of Education Lease Certificates:
5,000	M	6% 1/1/2016		5,036,700
25,000	M	6% 1/1/2020		27,104,750
5,000	M	Chicago O'Hare Intl. Airport Rev. 6.5% 1/1/2041		5,989,450
		Illinois Finance Auth. Revenue:
5,000	M	Alexian Brothers Health 5.25% 1/1/2022		5,461,400
5,000	M	Children's Mem. Hosp. 5.25% 8/15/2033		5,413,750
7,000	M	Northwestern Mem. Hosp. 5.75% 8/15/2030		8,038,800
3,320	M	Regional Transportation Auth. 7.75% 6/1/2019		3,755,850
5,000	M	Springfield Electric Rev. 5% 3/1/2027		5,079,000
				65,879,700
		Indiana-2.9%
7,540	M	Greater Clark County Sch. Bldg. First Mtg. Rev. 5.25% 1/15/2018 (a)		8,318,279
1,725	M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev.
		6.125% 7/1/2029		1,805,506
8,330	M	Indianapolis Gas Util. Rev. 5.25% 8/15/2025		9,125,265
				19,249,050
		Kentucky-1.2%
5,000	M	Kentucky Eco. Dev. Fin. Auth. Rev. 5.75% 12/1/2028		5,430,350
2,000	M	Kentucky St. Turnpike Auth. Eco. Dev. Road Rev. 5% 7/1/2029		2,334,980
				7,765,330
		Louisiana-1.1%
10,250	M	Regional Trans. Auth. Zero Coupon 12/1/2021		7,552,918
		Maine-.4%
2,245	M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039		2,456,950
		Massachusetts-3.0%
2,595	M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028		2,803,742
5,000	M	Massachusetts St. 5% 7/1/2037		5,812,350
5,000	M	Massachusetts St. Health & Edl. Facs. Auth. Rev. 5% 7/1/2034		5,603,150
5,185	M	Massachusetts St. Wtr. Res. Auth. ROLS 9.609% 2/1/2016 (b)		5,884,145
				20,103,387
		Michigan-6.2%
5,000	M	Detroit Swr. Disp. Rev. 7.5% 7/1/2033		5,911,600
5,000	M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2036		5,437,100
10,000	M	Michigan State Grant Antic. Bds. 5.25% 9/15/2025		10,851,100
5,000	M	Michigan State Hosp. Fin. Auth. 6.25% 12/1/2018 (a)		5,839,300
4,500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022		5,871,600
6,300	M	Wayne County Airport Auth. Rev. 5% 12/1/2045 (c)		6,921,306

				40,832,006
		Missouri-.9%
5,000	M	Missouri State Health & Educ. Facs. Auth. Rev. 5.5% 11/15/2028		5,629,450
		Montana-.3%
1,805	M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033		1,885,431
		Nevada-.8%
5,000	M	Clark Cnty. Passenger Facs. Chrg. McCarran Arpt. Rev. 5% 7/1/2030		5,556,650
		New Jersey-2.5%
5,000	M	New Jersey State Higher Educ. Assist. Student Ln. Rev.
		5.625% 6/1/2030		5,519,450
		New Jersey State Turnpike Auth. Revenue:
5,000	M	5% 1/1/2030		5,682,200
5,000	M	5% 1/1/2043		5,526,450
				16,728,100
		New Mexico-.8%
5,000	M	Grant County Dept. of Health 5.25% 7/1/2031		5,447,800
		New York-13.2%
22,000	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021		27,525,080
		New York City Trans. Fin. Auth. Rev. Future Tax:
7,500	M	5% 11/1/2038		8,423,925
5,000	M	5% 8/1/2042		5,652,800
		New York State Dorm. Auth. Revenue:
3,950	M	Cornell University 5% 7/1/2040		4,483,684
10,000	M	New York University 5.75% 7/1/2027		12,133,900
		Personal Income Tax Revenue:
5,000	M	5% 3/15/2035		5,641,000
5,000	M	5% 2/15/2037		5,611,600
5,000	M	State University 5.875% 5/15/2017		5,284,250
3,330	M	New York State Thruway Auth. Rev. 5% 4/1/2021		3,330,433
7,780	M	Port Authority of New York & New Jersey Drivers 9.40% 8/15/2015 (b)		9,006,128
				87,092,800
		North Carolina-.8%
5,000	M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev.
		5.25% 1/15/2034		5,516,050
		Ohio-3.0%
5,000	M	American Mun. Pwr. Rev. 5.25% 2/15/2019 (a)		5,716,450
4,505	M	Jefferson County GO 5.75% 12/1/2019		4,911,441
5,000	M	Ohio State Hospital Facility Health Rev. 5.5% 1/1/2034		5,652,950
		Ohio State Housing Fin. Agy. Residential Mtg. Revenue:
1,165	M	6.125% 9/1/2028		1,218,741
2,445	M	5.85% 9/1/2033		2,604,194
				20,103,776
		Pennsylvania-3.4%
5,000	M	Allegheny County Port Authority Special Rev. 5% 3/1/2025		5,682,850
5,000	M	Pennsylvania State Turnpike Commission 5% 12/1/2043		5,577,550
5,000	M	Philadelphia GO 7.125% 7/15/2016 (a)		5,270,900
5,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028		5,753,850
				22,285,150
		Rhode Island-1.2%
7,000	M	Convention Center Auth. Rev. 5.25% 5/15/2025		7,789,390
		South Carolina-.9%
5,000	M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034		5,872,800
		Texas-9.3%
5,000	M	Dallas County Util. & Reclamation District GO 5.375% 2/15/2029		5,239,600
		Hitchcock Independent School District General Obligation:
4,385	M	5.25% 2/15/2018 (a)		4,850,512
615	M	5.25% 2/15/2030		670,885
		Houston Utilities Systems Revenue:
5,000	M	Util. Sys. Rev. 5.125% 11/15/2032		5,613,200
5,000	M	Wtr. And Swr. Rev. 5% 11/15/2027		5,421,350
6,035	M	Houston Water Conv. Sys. COP 6.25% 12/15/2015		6,089,436
5,000	M	JP Morgan Chase Putters 9.403% 2/1/2030 (b)		6,185,400
5,000	M	Medina Valley Indpt. School District GO ROLS 9.609% 8/15/2015 (b)		5,622,600
10,000	M	North Texas Tollway Auth. Rev. 5.125% 1/1/2028		10,760,500
5,000	M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035		5,625,550
5,000	M	Waco Independent School District GO 5.25% 8/15/2017 (a)		5,433,350
				61,512,383
		Washington-3.9%
5,000	M	Central Puget Sound Regl. Trans. Auth. Sales & Use 5% 11/1/2045		5,733,300
		Washington State Health Care Facs. Auth. Revenue:
5,000	M	Catholic Health Initiatives 6.375% 10/1/2033		5,675,150
7,000	M	Providence Health 5.25% 10/1/2033		7,713,300
5,500	M	Washington State ROLS 9.609% 7/1/2016 (b)		6,538,400
				25,660,150
		West Virginia-.7%
4,500	M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 6/1/2028		4,926,285
		Wisconsin-4.3%
12,000	M	Superior Wisconsin Ltd. Oblig. Rev. 6.9% 8/1/2021		15,271,560
6,905	M	Wisconsin State General Rev. 5.75% 5/1/2033		7,917,135
5,000	M	Wisconsin State Hlth & Edl. Facs. Auth. Rev. 5% 11/15/2041		5,508,500
				28,697,195
Total Value of Municipal Bonds (cost $592,213,039)			99.9%	660,937,809
Other Assets, Less Liabilities			.1	465,791
Net Assets			100.0%	$ 661,403,600

At September 30, 2015, the cost of municipal investments for federal income tax purposes was
$592,213,039. Accumulated net unrealized appreciation on investments was $68,724,770, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
TAX EXEMPT OPPORTUNITIES FUND
September 30, 2015

Principal
Amount		Security		Value
		MUNICIPAL BONDS-97.8%
		Alabama-1.1%
$2,500	M	Birmingham Spl. Care Facs. Fing. Auth. Rev. 6% 6/1/2019 (a)		$ 2,936,025
		Alaska-1.3%
		Matanuska-Susitna Boro Lease Revenue:
1,930	M	6% 9/1/2019 (a)		2,292,435
1,070	M	6% 9/1/2028		1,256,084
				3,548,519
		Arizona-3.5%
1,250	M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2027		1,424,950
5,000	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2018 (a)		5,574,200
2,000	M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2025		2,287,640
				9,286,790
		California-5.0%
1,100	M	Alhambra Unified Sch. District GO 5.25% 8/1/2028		1,244,496
5,000	M	California State GO 5% 4/1/2037		5,667,400
5,520	M	Los Angeles Wastewater Sys. Rev. 5% 6/1/2035		6,465,742
				13,377,638
		Connecticut-.4%
1,000	M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030		1,087,470
		District of Columbia-1.3%
3,000	M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev. 5% 10/1/2029		3,382,140
		Florida-8.6%
5,000	M	Broward County Airport Sys. Rev. 5.25% 10/1/2030		5,764,400
		Broward County Sch. Brd. Certificates of Participation:
1,000	M	5.125% 7/1/2026		1,107,360
1,000	M	5.25% 7/1/2027		1,107,270
5,000	M	Florida State Municipal Power Agy. Rev. 5% 10/1/2028		5,511,400
3,535	M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028		3,976,663
5,000	M	Orlando & Orange County Expwy. Auth. Rev. 5% 7/1/2028		5,665,850
				23,132,943
		Georgia-8.2%
5,000	M	Atlanta Airport Rev. 5.25% 1/1/2030		5,725,700
		Atlanta Water & Wastewater Revenue:
3,400	M	6.25% 11/1/2034		4,103,970
2,000	M	5% 11/1/2035		2,291,560
2,500	M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040		2,923,250
1,500	M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2039		1,661,445
1,000	M	Georgia Municipal Association, Inc. COP 5.125% 12/1/2021		1,002,040
1,905	M	Georgia St. Environmental Loan Acquisition Corp. 5.125% 3/15/2031		2,018,405
2,000	M	Medical Ctr. Hospital Auth. Rev. 6.5% 8/1/2038		2,238,640
				21,965,010
		Hawaii-1.1%
2,500	M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030		2,825,975
		Idaho-.8%
2,000	M	Idaho Health Facs. Auth. Rev. 5% 12/1/2033		2,249,080
		Illinois-6.6%
		Chicago O'Hare Intl. Airport Revenue:
5,000	M	5% 1/1/2027		5,418,600
5,000	M	6.5% 1/1/2041		5,989,450
2,500	M	Illinois State Fin. Auth. Rev. 5% 12/1/2030		2,809,550
2,000	M	Illinois State GO 5.5% 7/1/2027		2,188,380
1,000	M	Illinois State Sales Tax Rev. 6% 6/15/2026		1,292,990
				17,698,970
		Indiana-1.0%
		Tri-Creek Middle School Bldg. Corp. Revenue:
1,500	M	5.25% 7/15/2028		1,662,030
1,000	M	5.25% 7/15/2029		1,104,140
				2,766,170
		Louisiana-3.5%
300	M	Broussard Sales & Use Tax Rev. 4% 5/1/2045 (c)		296,907
1,500	M	Louisiana State Citizens Ppty. Rev. 6.125% 6/1/2025		1,693,035
3,000	M	Louisiana State GO 5% 9/1/2028		3,447,450
1,000	M	New Orleans Aviation Brd. Rev. 6% 1/1/2023		1,137,530
2,310	M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2019 (a)		2,745,527
				9,320,449
		Massachusetts-2.1%
5,000	M	Massachusetts State GO 5% 8/1/2035		5,737,900
		Michigan-6.5%
5,000	M	Holland Elec. Rev. 5% 7/1/2039		5,643,400
5,000	M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041		5,861,800
1,000	M	Michigan State Bldg. Auth. Rev. 5% 10/15/2029		1,153,510
		Wayne County Airport Auth. Revenue:
2,000	M	5% 12/1/2040 (c)		2,213,220
2,500	M	5% 12/1/2042		2,693,100
				17,565,030
		Mississippi-2.4%
		Mississippi Dev. Bk. Spl. Obligation:
		Jackson Cnty. Ltd. Tax Revenue:
2,660	M	5.375% 7/1/2029		2,968,640
2,000	M	5.625% 7/1/2039		2,257,720
1,000	M	Jackson Wtr. & Swr. Sys. Proj. 6.75% 12/1/2030		1,298,500
				6,524,860
		Missouri-2.9%
1,000	M	Bi-State Dev. Agy. 5% 10/1/2028		1,108,820
		Kansas City Special Obligation Revenue:
4,000	M	5% 9/1/2034		4,437,880
1,000	M	5% 9/1/2037		1,109,470
1,000	M	St. Louis Mun. Fin. Corp. Lease Rev. 5.625% 1/15/2017 (a)		1,067,020
				7,723,190
		Nebraska-2.1%
5,000	M	Nebraska Pub. Pwr. District Rev. 5% 1/1/2040		5,515,050
		New Jersey-1.6%
4,000	M	New Jersey State Trans. Trust Fund Auth. Trans. Sys. Rev.
		5.5% 12/15/2038		4,369,640
		New York-10.9%
4,050	M	Nassau County GO 5% 4/1/2031		4,464,558
		New York City Trans. Fin. Auth. Revenue:
5,000	M	5% 7/15/2037		5,605,200
7,000	M	5% 11/1/2038		7,862,330
		New York State Dorm. Auth. Revenue:
5,000	M	Columbia University 5% 10/1/2041		5,738,600
5,000	M	State Personal Income Tax Rev. 5% 3/15/2034		5,653,600
				29,324,288
		North Carolina-1.2%
3,000	M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2039		3,333,450
		Ohio-3.9%
2,000	M	American Mun. Pwr. Rev. 5% 2/15/2019 (a)		2,270,020
1,000	M	Hamilton Cnty. Sales Tax 5% 12/1/2032		1,043,370
1,135	M	Ohio State Bldg. Auth. State Facs. Rev. 5.25% 4/1/2031		1,270,984
5,000	M	University of Cincinnati 5% 6/1/2028		5,761,350
				10,345,724
		Pennsylvania-7.1%
5,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024		5,807,400
2,500	M	Allegheny County Sanitary Auth. Swr. Rev. 5% 12/1/2040		2,798,000
2,380	M	Beaver County GO 5.55% 11/15/2031		2,580,229
1,500	M	Pennsylvania State Higher Edl. Facs. Auth. Rev. 5.25% 8/15/2025		1,753,410
2,500	M	Pennsylvania State Turnpike Rev. 5% 12/1/2039		2,773,225
2,910	M	West Mifflin Area School Dist. GO 5.375% 4/1/2027		3,227,044
				18,939,308
		Rhode Island-1.9%
		Rhode Island Hlth. & Edl. Bldg. Corporation:
3,250	M	Public Schools Financing Program 5.25% 5/15/2029		3,516,305
1,415	M	University of Rhode Island 5.25% 9/15/2029		1,579,395
				5,095,700
		South Dakota-.6%
1,500	M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2018 (a)		1,678,755
		Texas-9.6%
5,000	M	Dallas-Fort Worth Intl. Arpt. Rev. 5.25% 11/1/2030		5,857,150
5,000	M	Harris County Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032		5,478,600
5,000	M	Houston Utility System Rev. 5.25% 11/15/2031		5,843,150
2,250	M	Little Elm Indep. Sch. Dist. GO 5% 8/15/2037		2,578,545
		North Texas Tollway Auth. Revenue:
2,000	M	5% 9/1/2031		2,307,740
2,000	M	5% 1/1/2040		2,179,900
1,250	M	Parker County GO 5% 2/15/2029		1,383,750
				25,628,835
		Utah-.6%
1,300	M	Utah Infrastructure Agy. Tele. & Franchise Tax Rev. 5.5% 10/15/2030		1,521,897
		Washington-2.0%
5,000	M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033		5,509,500
Total Value of Municipal Bonds (cost $237,157,582)				262,390,306
		SHORT-TERM TAX EXEMPT INVESTMENTS-.4%
1,000	M	New York City General Obligation
		Adjustable Rate Note .03% (d) (cost $1,000,000)		1,000,000
Total Value of Municipal Investments (cost $238,157,582)			98.2%	263,390,306
Other Assets, Less Liabilities			1.8	4,864,700
Net Assets			100.0%	$ 268,255,006

At September 30, 2015, the cost of municipal investments for federal income tax purposes was
$238,157,582. Accumulated net unrealized appreciation on investments was $25,232,724, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
CALIFORNIA TAX EXEMPT FUND
September 30, 2015

Principal
Amount		Security		Value
		MUNICIPAL BONDS-96.3%
		Airport-6.8%
$1,000	M	Los Angeles Dept. of Airports Rev. 5.25% 5/15/2033		$ 1,155,290
1,000	M	Sacramento County Airport Sys. Rev. 5.5% 7/1/2034		1,101,900
1,000	M	San Francisco City & County Airport Rev. 5.25% 5/1/2025		1,109,530
				3,366,720
		Appropriation-2.2%
1,000	M	Golden State Tobacco Settlement 5% 6/1/2045		1,103,960
		Education-10.4%
500	M	California Educ. Facs. Auth. Rev. (Harvey Mudd College) 5.25% 12/1/2031		575,365
		California State Public Works Lease Revenue:
1,000	M	5% 9/1/2030		1,167,640
1,000	M	5% 9/1/2033		1,146,300
		California State University Revenue:
1,000	M	5% 11/1/2037		1,127,470
1,000	M	5% 11/1/2038		1,155,960
				5,172,735
		Electric-5.9%
500	M	Anaheim Public Fing. Auth. Rev. 5% 10/1/2031		571,350
1,000	M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2031		1,201,920
1,000	M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2029		1,134,550
				2,907,820
		General Obligation-18.9%
1,000	M	Alhambra Unified School District 5.25% 8/1/2028		1,131,360
1,000	M	Centinela Valley Union School District 5% 8/1/2031		1,121,660
1,000	M	Chico Unified School District 5% 8/1/2026		1,108,980
1,000	M	College of the Sequoias 5.25% 8/1/2029		1,126,590
1,000	M	Corona-Norco Unified School District 5.125% 8/1/2029		1,108,000
650	M	Jefferson Unified High Sch. District 6.25% 2/1/2016		662,909
1,000	M	Lake Tahoe Unified School District 5.375% 8/1/2029		1,134,770
750	M	Natomas Unified School District 5.95% 9/1/2021		822,735
1,000	M	West Contra Costa Unified School District 5.25% 8/1/2032		1,175,300
				9,392,304
		Health Care-6.8%
		California Health Facs. Fin. Auth. Revenue:
1,000	M	Children's Hospital Los Angeles 5.125% 7/1/2031		1,114,060
500	M	Stanford Hospital 5.25% 11/15/2031		571,170
		California Statewide Communities Dev. Auth. Revenue:
1,000	M	St. Joseph's 5.125% 7/1/2024		1,108,010
500	M	Sutter Health 5.5% 8/15/2026		579,445
				3,372,685
		Lease-5.9%
		California State Public Works Lease Revenue:
500	M	5% 12/1/2029		583,165
1,000	M	5.5% 11/1/2030		1,215,930
1,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2028		1,128,840
				2,927,935
		Other Revenue-1.1%
500	M	Sacramento Area Flood Control Agency 5.5% 10/1/2028		556,580
		Other Tax-7.7%
480	M	Long Beach Fing. Auth. Rev. 6% 11/1/2017		495,274
1,000	M	Riverside County Trans. Commission Sales Tax Rev.
		5% 6/1/2032		1,145,130
1,000	M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2028		1,188,010
1,000	M	West Contra Costa Healthcare COP 5.375% 7/1/2024		1,003,160
				3,831,574
		Pre-Refunded/Escrowed-to-Maturity-6.4%
750	M	Bakersfield Wastewater Rev. 5% 9/15/2028		815,460
1,000	M	California Hlth. Facs. Fing. Auth. Rev. 6.5% 10/1/2018 (a)		1,170,570
1,000	M	San Bernardino Cmnty. College District 6.5% 8/1/2018 (a)		1,162,210
				3,148,240
		State General Obligation-6.9%
		California State Various Purpose:
1,000	M	5% 9/1/2031		1,163,760
2,000	M	5% 4/1/2037		2,266,960
				3,430,720
		Toll & Turnpike-2.3%
1,000	M	Bay Area Toll Auth. Toll Bridge Rev. 5% 4/1/2032		1,132,760
		Transportation-2.3%
1,000	M	San Francisco Muni. Transportation Agy. Rev. 5% 3/1/2032		1,142,130
		Water/Sewer-12.7%
		Los Angeles Wastewater System Revenue:
1,000	M	5% 6/1/2027		1,157,410
1,000	M	5% 6/1/2035		1,171,330
500	M	Metropolitan Water Dist. So. Cal. 5% 7/1/2029		566,950
1,000	M	Mojave Water Agency COP 5.5% 6/1/2029		1,120,890
1,000	M	San Diego County Water Authority 5% 5/1/2033		1,161,410
1,000	M	San Francisco City & Cnty. Pub. Util. Commission 5% 11/1/2035		1,133,390
				6,311,380
Total Value of Municipal Bonds (cost $42,902,615)				47,797,543
		SHORT-TERM TAX EXEMPT INVESTMENTS-1.0%
500	M	California State Pollution Control Fing. Auth.
		Adjustable Rate Note .01% (d) (cost $ 500,000)		500,000
Total Value of Municipal Investments (cost $43,402,615)			97.3%	48,297,543
Other Assets, Less Liabilities			2.7	1,333,677
Net Assets			100.0%	$ 49,631,220

At September 30, 2015, the cost of municipal investments for federal income tax purposes was
$43,402,615. Accumulated net unrealized appreciation on investments was $4,894,928, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
CONNECTICUT TAX EXEMPT FUND
September 30, 2015

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.2%
		Appropriation-11.9%
$1,000	M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
		5.75% 6/15/2034		$ 1,106,760
1,000	M	Connecticut State Hlth. & Educ. Facs. Auth. Rev.
		(State Supported Child Care) 5% 7/1/2028		1,108,810
1,750	M	Connecticut State Hsg. Fin. Auth. 5% 6/15/2024		1,870,435
				4,086,005
		Education-19.2%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Connecticut College 5% 7/1/2041		1,087,820
1,000	M	Loomis Chafee School 5% 7/1/2030		1,086,540
1,000	M	Quinnipiac University 5.75% 7/1/2033		1,123,270
1,000	M	Salisbury School 5% 7/1/2028		1,095,480
1,000	M	Wesleyan University 5% 7/1/2035		1,134,140
1,000	M	University of Connecticut 4.75% 2/15/2029		1,099,530
				6,626,780
		Electric-1.6%
500	M	Connecticut St. Transmission Muni. Elec. Energy Rev.
		5% 1/1/2030		559,935
		General Obligation-18.6%
1,000	M	Bridgeport 5% 12/1/2023		1,050,470
750	M	Hamden 5% 8/15/2034		826,853
1,000	M	Hartford 5% 4/1/2031		1,109,320
500	M	Manchester 5% 8/1/2026		621,165
1,500	M	New Haven 5% 3/1/2026		1,644,345
1,000	M	Waterbury 5% 12/1/2032		1,138,480
				6,390,633
		Health Care-4.2%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
500	M	Ascension Health Credit Group 5% 11/15/2040		549,720
		Middlesex Hospital:
350	M	5% 7/1/2026		387,405
460	M	5% 7/1/2027		507,113
				1,444,238
		Other Revenue-1.7%
500	M	Connecticut State Revolving Fund 5% 3/1/2034		584,195
		Other Tax-6.3%
		Connecticut State Special Tax Obligation Rev. Trans. Infrastructure:
1,000	M	5% 11/1/2025		1,111,170
1,000	M	5% 8/1/2027		1,073,500
				2,184,670
		Pre-Refunded/Escrowed-to-Maturity-16.8%
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Child Care Facilities Program 6% 7/1/2018 (a)		1,141,430
1,000	M	Renbrook School 5% 7/1/2017 (a)		1,076,140
1,000	M	Westminster School 5% 7/1/2017 (a)		1,076,140
1,000	M	William W. Backus Hospital 5% 7/1/2018 (a)		1,114,260
		Yale-New Haven Hospital:
500	M	5% 7/1/2016 (a)		517,210
500	M	5.25% 7/1/2020 (a)		591,875
250	M	South Windsor 5% 2/15/2016 (a)		254,532
				5,771,587
		State General Obligation-3.3%
1,000	M	Connecticut State 5% 11/1/2031		1,144,620
		Water/Sewer-15.6%
1,055	M	Greater New Haven Wtr. Pollution Control 5% 8/15/2030		1,220,086
		Hartford Cnty. Met. Dist. Clean Wtr. Project Revenue:
1,000	M	5% 4/1/2036		1,123,640
500	M	5% 11/1/2042		567,505
1,000	M	South Central Connecticut Regl. Wtr. Auth. Rev. 5.25% 8/1/2029		1,089,010
		Stamford Water Pollution Control Sys.& Fac. Revenue:
400	M	5% 9/15/2030		478,700
750	M	5.5% 8/15/2038		891,615
				5,370,556
Total Value of Municipal Bonds (cost $31,599,827)			99.2%	34,163,219
Other Assets, Less Liabilities			.8	259,552
Net Assets			100.0%	$ 34,422,771

At September 30, 2015, the cost of municipal investments for federal income tax purposes was
$31,599,827. Accumulated net unrealized appreciation on investments was $2,563,392, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
MASSACHUSETTS TAX EXEMPT FUND
September 30, 2015

Principal
Amount		Security		Value
		MUNICIPAL BONDS-97.7%
		Education-35.1%
$1,000	M	Massachusetts State College Building Auth. 5% 5/1/2035		$ 1,132,090
		Massachusetts State Dev. Fin. Agy. Revenue:
1,000	M	Boston University 5.6% 10/1/2035		1,152,520
1,000	M	Lesley University 5.25% 7/1/2033		1,124,770
500	M	Phillips Academy 5% 9/1/2038		569,255
440	M	Massachusetts State Edl. Fing. Auth. 6% 1/1/2028		465,480
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Berklee College of Music 5% 10/1/2037		1,069,880
1,000	M	Harvard University 5.5% 11/15/2036		1,139,640
1,000	M	University of Massachusetts Bldg. Auth. Proj. Rev. 5% 11/1/2039		1,120,020
				7,773,655
		General Obligation-8.5%
500	M	Quincy 5% 12/1/2028		570,510
1,000	M	Revere Mun. Purpose Loan 5% 4/1/2033		1,104,040
215	M	Worcester 5.5% 8/15/2017		215,959
				1,890,509
		Health Care-5.0%
1,000	M	Massachusetts State Hlth. & Educ. Facs. Auth. Rev. 5.375% 2/1/2027		1,105,610
		Housing-4.8%
1,000	M	Massachusetts State Hsg. Fin. Agy. Rev. 5.25% 12/1/2035		1,070,730
		Other Revenue-5.0%
1,000	M	Massachusetts Bay Trans. Auth. Rev. 5% 7/1/2028		1,104,340
		Other Tax-10.4%
1,000	M	Massachusetts State Sch. Bldg. Auth. Sales Tax Rev. 5% 10/15/2032		1,156,180
1,000	M	Massachusetts State Trans. Accelerated Brdg. Prog. 5% 6/1/2036		1,145,410
				2,301,590
		Pre-Refunded/Escrowed-to-Maturity-5.1%
1,000	M	Massachusetts State Dev. Fin. Agy. Rev. 5.75% 9/1/2018 (a)		1,142,170
		State General Obligation-5.8%
1,000	M	Massachusetts State 5.5% 8/1/2030		1,291,960
		Toll & Turnpike-5.1%
1,000	M	Massachusetts State Dept. of Trans. 5% 1/1/2035		1,132,170
		Water/Sewer-12.9%
500	M	Boston Water & Sewer Commission Rev. 5% 11/1/2030		575,795
1,000	M	Massachusetts State Water Res. Auth. 5% 8/1/2031		1,144,680
1,000	M	Springfield Water & Sewer Comm. Rev. 5.75% 10/15/2025		1,135,440
				2,855,915
Total Value of Municipal Bonds (cost $19,321,782)			97.7%	21,668,649
Other Assets, Less Liabilities			2.3	502,144
Net Assets			100.0%	$ 22,170,793

At September 30, 2015, the cost of municipal investments for federal income tax purposes was
$19,321,782. Accumulated net unrealized appreciation on investments was $2,346,867, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
MICHIGAN TAX EXEMPT FUND
September 30, 2015

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.1%
		Combined Utility-2.8%
$500	M	Lansing Brd. Wtr. & Lt. Utility Sys. Revenue 5% 7/1/2029		$ 570,325
		Education-8.3%
1,000	M	Ferris State University 5% 10/1/2028		1,098,010
500	M	Western Michigan University 5.25% 11/15/2033		569,735
				1,667,745
		Electric-3.3%
500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022		652,400
		General Obligation-17.8%
1,000	M	Genesee County Sewer Disp. Sys. 5% 11/1/2025		1,100,030
1,000	M	Goodrich Area School District 5.5% 5/1/2032		1,163,050
250	M	South Haven Public Schools 5% 5/1/2040		279,875
1,000	M	Wayne Charter County Capital Improvement 5% 2/1/2030		1,026,080
				3,569,035
		Health Care-5.7%
1,000	M	Kent Hosp. Fin. Auth. Rev. 5% 11/15/2029		1,132,030
		Lease-5.7%
1,000	M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025		1,136,150
		Other Tax-13.6%
500	M	Detroit Distributable State Aid 5% 11/1/2030		531,535
1,000	M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2029		1,123,260
1,000	M	Michigan St. Financial Auth. Revenue 5% 7/1/2039		1,064,060
				2,718,855
		Pre-Refunded/Escrowed-to-Maturity-16.7%
1,000	M	Michigan St. Hosp. Fin. Auth. Rev. 6.25% 12/1/2018 (a)		1,167,860
1,000	M	Troy City School District 5% 5/1/2016 (a)		1,028,210
1,000	M	Wyandotte Electric Rev. 5.25% 10/1/2019 (a)		1,144,460
				3,340,530
		State General Obligation-5.6%
1,000	M	Michigan State 5% 11/1/2022		1,120,510
		Water/Sewer-19.6%
1,000	M	Detroit Sewer Disposal Revenue 7.5% 7/1/2033		1,182,320
1,000	M	Detroit Water Supply System Revenue 5.5% 7/1/2027		1,098,340
1,000	M	Grand Rapids Water Supply 5% 1/1/2029		1,101,970
500	M	Saginaw Water Supply System Revenue 5% 7/1/2031		551,745
				3,934,375
Total Value of Municipal Bonds (cost $17,851,336)			99.1%	19,841,955
Other Assets, Less Liabilities			.9	184,395
Net Assets			100.0%	$ 20,026,350

At September 30, 2015, the cost of municipal investments for federal income tax purposes was
$17,851,336. Accumulated net unrealized appreciation on investments was $1,990,619, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
MINNESOTA TAX EXEMPT FUND
September 30, 2015

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.0%
		Airport-2.5%
$500	M	Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Revenue 5% 1/1/2026		$ 525,990
		Appropriation-8.2%
1,000	M	Minnesota St. Gen. Fund Rev. 5% 3/1/2029		1,151,350
		Minnesota St. Hsg. Fin. Agy. Revenue:
250	M	5% 8/1/2035		286,458
250	M	5% 8/1/2036		283,770
				1,721,578
		Education-14.7%
750	M	Minnesota State Colleges & Univ. Rev. 5% 10/1/2031		849,893
		Minnesota State Higher Ed. Facs. Auth. Revenue:
500	M	Carleton College 5% 1/1/2028		540,465
250	M	Gustavus Adolfus College 5% 10/1/2031		278,457
		Macalester College:
250	M	5% 3/1/2028 (c)		297,310
500	M	5% 6/1/2035		570,855
250	M	University of St. Thomas 5.25% 4/1/2039		263,372
250	M	University of Minnesota 5.25% 12/1/2030		292,823
				3,093,175
		Electric-11.9%
250	M	Minnesota St. Municipal Pwr. Agy. Elec. Rev. 5.25% 10/1/2035		283,493
		Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
500	M	5% 1/1/2021		542,330
500	M	5% 1/1/2026		541,630
500	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Rev. 5.25% 1/1/2030		549,420
500	M	Western Minnesota Municpal Pwr. Agy. 5% 1/1/2036		578,590
				2,495,463
		General Obligation-20.5%
500	M	Bemidji 5% 2/1/2028		567,005
700	M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2026		778,309
500	M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024		543,615
500	M	Hennepin County 5% 12/1/2025		526,865
750	M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024		805,125
500	M	Scott County 5% 12/1/2023		541,995
500	M	St. Louis County 5% 12/1/2023		541,995
				4,304,909
		Health Care-14.4%
465	M	Minneapolis Health Care Sys. Rev. 6.5% 11/15/2038		529,077
750	M	Minnesota St. Agric. & Econ. Dev. Brd. Rev. Health Care 5% 2/15/2030		826,898
		St. Cloud Health Care Revenue:
250	M	5.125% 5/1/2030		276,095
500	M	5.375% 5/1/2031		547,565
750	M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2029		843,900
				3,023,535
		Housing-4.7%
		Minnesota State Housing Finance Agency:
115	M	Multi-Family Hsg. 5.05% 7/1/2034		121,589
		Rental Hsg. Revenue:
250	M	5% 8/1/2030		266,195
300	M	5.05% 8/1/2031		325,362
220	M	5% 8/1/2033		235,886
45	M	Single-Family Hsg. Rev. 5.9% 7/1/2028		46,701
				995,733
		Lease-5.7%
600	M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027		651,234
250	M	Minnesota State Housing Finance Agency
		(Nonprofit Hsg. Rev.) 5% 8/1/2031		281,132
250	M	Minnetonka Indpt. Sch. Dist. #276 COP 5% 3/1/2029		277,115
				1,209,481
		Other Tax-6.9%
300	M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030		357,795
1,000	M	Minnesota State 911 Rev. 5% 6/1/2024		1,098,950
				1,456,745
		Pre-Refunded/Escrowed-to-Maturity-9.5%
500	M	Dakota Cnty. Cmnty. Dev. Agy. 5% 7/1/2017 (a)		533,975
		Minnesota State:
245	M	5% 8/1/2017 (a)		264,769
500	M	5% 6/1/2018 (a)		556,310
500	M	New Brighton 5% 2/1/2017 (a)		527,280
100	M	University of Minnesota 5.75% 7/1/2017		109,067
				1,991,401
Total Value of Municipal Bonds (cost $19,054,818)			99.0%	20,818,010
Other Assets, Less Liabilities			1.0	203,536
Net Assets			100.0%	$ 21,021,546

At September 30, 2015, the cost of municipal investments for federal income tax purposes was
$19,054,818. Accumulated net unrealized appreciation on investments was $1,763,192 consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
NEW JERSEY TAX EXEMPT FUND
September 30, 2015

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.0%
		Appropriation-14.1%
$1,000	M	Garden St. Preservation Trust Open Space & Farmland
		5.75% 11/1/2028		$ 1,232,680
1,000	M	New Jersey Economic Dev. Auth. Rev. 5.5% 12/15/2029		1,052,210
		New Jersey State Health Care Facs. Fing. Auth. Rev.
		Hospital Asset Transformation Program:
1,000	M	5% 10/1/2028		1,053,080
1,000	M	5.75% 10/1/2031		1,091,950
		New Jersey St. Trans. Trust Fund Auth. Trans. Sys. Revenue:
1,000	M	5.5% 12/15/2020		1,108,980
1,000	M	5.5% 12/15/2038		1,092,410
				6,631,310
		Education-16.5%
		New Jersey Educational Facilities Auth. Revenue:
		Montclair State University:
1,000	M	5% 7/1/2036		1,128,270
1,000	M	5% 7/1/2039		1,108,220
1,000	M	New Jersey City University 5% 7/1/2028		1,094,910
1,000	M	Princeton University 5% 7/1/2034		1,137,450
		Rowan University:
1,000	M	5% 7/1/2025		1,099,470
1,000	M	5% 7/1/2026		1,097,760
1,000	M	New Jersey State Higher Education Assistance Auth. Loan Rev.
		5.625% 6/1/2030		1,103,890
				7,769,970
		General Obligation-28.7%
500	M	Atlantic City Board of Education 6.1% 12/1/2015		504,765
1,000	M	Bayonne 5.25% 7/1/2027		1,097,260
1,000	M	Bergen County Impt. Auth. 5% 2/15/2039		1,139,170
1,000	M	Cumberland County Impt. Auth. Rev. Solid Waste Sys. 5.125% 1/1/2025		1,058,530
1,000	M	Elizabeth 5.25% 4/15/2027		1,133,490
1,000	M	Essex County Impt. Auth. Rev. 5.5% 10/1/2027		1,284,540
1,000	M	Hudson County Impt. Auth. Pkg. Rev. 5.125% 1/1/2034		1,104,560
1,000	M	Jersey City 5% 1/15/2026		1,098,530
1,000	M	Livingston Twp. Sch. Dist. 5% 7/15/2037		1,146,620
1,000	M	Monmouth County Impt. Auth. Rev. 5% 1/15/2029		1,140,720
415	M	Montclair Twp. 5% 1/1/2037		468,141
2,000	M	Newark Hsg. Auth. Rev. (South Ward Police Facility)
		6.75% 12/1/2038		2,356,920
				13,533,246
		Health Care-6.9%
		New Jersey State Health Care Facs. Fing. Auth. Revenue:
2,000	M	Hackensack University Medical Center 5.25% 1/1/2031		2,141,040
1,000	M	Virtua Health 5.5% 7/1/2038		1,105,650
				3,246,690
		Housing-1.7%
775	M	New Jersey State Hsg. & Mtg. Fin. Agy. Rev.
		6.375% 10/1/2028		805,031
		Industrial Development Revenue/Pollution Control Revenue-4.3%
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021		2,013,285
		Lease-9.5%
1,000	M	Hudson County Impt. Auth. Lease Rev. 5.375% 10/1/2024		1,214,520
1,000	M	Mercer County Impt. Auth. 5% 9/1/2040		1,136,440
		New Jersey State COP Equip. Lease Purchase Revenue:
1,000	M	5.25% 6/15/2027		1,053,550
1,000	M	5.25% 6/15/2028		1,050,360
				4,454,870
		Other Tax-1.7%
710	M	New Jersey Environmental Infrastructure Trust 5% 9/1/2027		790,954
		Pre-Refunded/Escrowed-to-Maturity-3.5%
520	M	Atlantic County Impt. Auth. Lux. Tax 7.4% 7/1/2016		543,265
1,000	M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2018 (a)		1,130,170
				1,673,435
		Toll & Turnpike-7.2%
1,000	M	Delaware River Port Authority of Pennsylvania & New Jersey 5% 1/1/2030		1,150,730
		New Jersey St. Turnpike Auth. Revenue:
1,000	M	5% 1/1/2029		1,138,530
1,000	M	5% 1/1/2031		1,113,480
				3,402,740
		Transportation-2.4%
1,000	M	Port Authority of New York & New Jersey
		5% 10/15/2031		1,139,330
		Water/Sewer-2.5%
1,000	M	Passaic Valley Wtr. Commission 5% 12/15/2029		1,155,480
Total Value of Municipal Bonds (cost $42,560,363)			99.0%	46,616,341
Other Assets, Less Liabilities			1.0	492,334
Net Assets			100.0%	$ 47,108,675

At September 30, 2015, the cost of municipal investments for federal income tax purposes was
$42,560,363. Accumulated net unrealized appreciation on investments was $4,055,978, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
NEW YORK TAX EXEMPT FUND
September 30, 2015

Principal
Amount		Security		Value
		MUNICIPAL BONDS-97.9%
		Appropriation-8.5%
$2,000	M	Hudson Yards Infra. Corp. Rev. 5.75% 2/15/2047		$ 2,282,060
1,000	M	New York City Transitional Fin. Auth. Bldg. Aid Rev. 5% 7/15/2033		1,141,480
		New York State Dormitory Authority Revenue:
3,000	M	City University 6% 7/1/2020		3,534,060
1,000	M	Mental Health Services 5% 2/15/2033		1,095,420
1,500	M	State University 5.25% 5/15/2021		1,781,580
2,600	M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027		2,941,718
				12,776,318
		Education-18.1%
500	M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2032		567,820
1,000	M	Canton Capital Resource Corp. Student Hsg. Fac. Rev.
		5% 5/1/2030		1,117,800
		Madison Cnty. Capital Resource Corp. Revenue:
1,655	M	5% 7/1/2035		1,914,057
1,410	M	5% 7/1/2039 (a)		1,616,664
		New York State Dormitory Authority Revenue:
2,350	M	Colgate University 6% 7/1/2021		2,687,531
1,000	M	Columbia University 5% 10/1/2041		1,147,720
3,000	M	Cornell University 5% 7/1/2040		3,405,330
1,000	M	Fordham University 5% 7/1/2028		1,142,960
		New York University:
1,610	M	6% 7/1/2018		1,835,802
2,000	M	5% 7/1/2030		2,309,920
1,000	M	5% 7/1/2037		1,128,900
1,200	M	Pratt Institute 5% 7/1/2034		1,321,956
500	M	Skidmore College 5% 7/1/2027		572,350
1,000	M	Tompkins County Dev. Corp. Rev. 5% 7/1/2038		1,122,980
3,500	M	The New School 5.5% 7/1/2043		4,007,360
1,000	M	Onondaga County Cultural Resource Rev. 5% 12/1/2030		1,167,570
				27,066,720
		Electric-4.7%
		Long Island Power Auth. Elec. Revenue:
5,000	M	5.5% 5/1/2033		5,713,950
1,200	M	5% 9/1/2044		1,326,204
				7,040,154
		General Obligation-15.6%
5,000	M	Erie County Indl. Dev. Agy. 5.75% 5/1/2026		5,410,450
1,000	M	Monroe County 5% 6/1/2029		1,087,650
4,465	M	Nassau County 5% 10/1/2029		4,958,740
		New York State Dormitory Authority Revenue:
5,520	M	Albany Public Library 5% 7/1/2030		5,682,067
1,000	M	Master Boces Program 5% 8/15/2028		1,106,770
		School Districts Financing Program:
1,000	M	Albany 5% 10/1/2031		1,120,380
3,400	M	Croton Hudson 5.625% 10/1/2029		3,886,642
				23,252,699
		Health Care-1.7%
625	M	Dutchess Cnty. Indl. Dev. Agy. Civic Fac. Rev. 5.5% 4/1/2030		716,144
		New York State Dormitory Authority Revenue (NYSARC):
1,140	M	5% 7/1/2025		1,290,708
500	M	6% 7/1/2036		573,115
				2,579,967
		Housing-2.1%
1,000	M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031		1,169,510
1,840	M	New York City Hsg. Dev. Corp. Rev. (Multi-Family Hsg. Rev.)
		5% 11/1/2026		2,026,098
				3,195,608
		Lease-3.9%
		New York City Indl. Dev. Agy. Revenue:
1,250	M	Queens Baseball Stadium Pilot 6.125% 1/1/2029		1,412,825
1,000	M	Yankee Stadium Pilot 7% 3/1/2049		1,176,190
2,500	M	New York State Dormitory Authority Rev. (Court Facs. Lease)
		5.5% 5/15/2027		3,171,900
				5,760,915
		Other Revenue-.8%
1,000	M	New York State Convention Center Dev. Corp. Rev. 5% 11/15/2040		1,128,740
		Other Tax-18.9%
5,000	M	JPMorgan Chase Putters 9.343% 12/15/2024 (b)		6,196,200
		New York City Transitional Fin. Auth. Revenue:
2,500	M	5% 2/1/2028		2,865,200
1,000	M	5% 11/1/2033		1,143,920
3,000	M	5% 11/1/2038		3,369,570
2,000	M	5% 8/1/2042		2,261,120
		New York State Dormitory Authority Revenue:
		Personal Income Tax Revenue:
2,500	M	5% 3/15/2026		2,807,250
3,000	M	5.75% 3/15/2036		3,433,560
3,500	M	Sales Tax Revenue 5% 3/15/2038		3,970,890
2,000	M	New York State Urban Corp. Dev. Corp. Rev. 5% 12/15/2027		2,185,800
				28,233,510
		Pre-Refunded/Escrowed-to-Maturity-5.7%
3,000	M	Nassau Cnty. Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2018 (c)		3,420,930
		New York State Dormitory Authority Revenue:
105	M	Judicial Facs. Lease 7.375% 7/1/2016		110,087
1,000	M	St. John's University 5% 7/1/2017 (c)		1,076,140
3,645	M	Suffolk County Water Auth. Rev. 6% 6/1/2017		3,865,741
				8,472,898
		Transportation-10.6%
		Metropolitan Trans. Auth. New York Revenue:
5,000	M	5% 11/15/2029		5,769,800
1,000	M	5% 11/15/2031		1,046,290
3,110	M	New York State Thruway Authority Rev.
		Highway & Bridge Trust Fund Auth. 5% 4/1/2027		3,388,212
5,000	M	Port Authority of New York & New Jersey 5% 10/15/2031		5,696,650
				15,900,952
		Water/Sewer-7.3%
		Buffalo Muni. Wtr. Fin. Auth. Revenue:
500	M	5% 7/1/2029		581,235
250	M	5% 7/1/2030		288,112
250	M	5% 7/1/2031		286,755
300	M	5% 7/1/2032		342,219
		New York City Muni. Wtr. Fin. Auth. Revenue:
2,750	M	6% 6/15/2021		3,440,635
2,000	M	5% 6/15/2032		2,302,400
1,000	M	5% 6/15/2043		1,100,030
1,500	M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2029		1,687,920
		Western Nassau Cnty. Water Auth. Revenue:
500	M	5% 4/1/2034		569,725
300	M	5% 4/1/2035		341,049
				10,940,080
Total Value of Municipal Bonds (cost $131,079,379)				146,348,561
		SHORT-TERM TAX EXEMPT INVESTMENTS-.3%
500	M	New York City General Obligation
		Adjustable Rate Note .01% (a) (cost $500,000)		500,000
Total Value of Municipal Investments (cost $131,579,379)			98.2%	146,848,561
Other Assets, Less Liabilities			1.8	2,620,849
Net Assets			100.0%	$ 149,469,410

At September 30, 2015, the cost of municipal investments for federal income tax purposes was
$131,579,379. Accumulated net unrealized appreciation on investments was $15,269,182, consisting of $15,274,038 gross unrealized appreciation and $4,856 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NORTH CAROLINA TAX EXEMPT FUND
September 30, 2015

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.5%
		Combined Utility-11.5%
$1,000	M	Concord Utilities Sys. Rev. 5% 12/1/2027		$ 1,107,920
1,000	M	Raleigh Comb. Enterprise Sys. Rev. 5% 3/1/2030		1,139,550
				2,247,470
		Education-5.6%
1,000	M	University of North Carolina Sys. Pool Rev. 5% 10/1/2025		1,102,280
		Health Care-16.9%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
		5.25% 1/15/2034		1,103,210
1,000	M	Nash Health Care Sys. Rev. 5.5% 11/1/2026		1,105,490
1,000	M	New Hanover Cnty. Hosp. Rev. 5% 10/1/2027		1,106,720
				3,315,420
		Lease-25.5%
1,000	M	Charlotte COP 5% 6/1/2029		1,101,820
1,000	M	Durham County COP 5% 6/1/2027		1,120,420
500	M	Harnett County COP 5% 6/1/2027		544,055
1,000	M	Monroe COP 5.5% 3/1/2034		1,120,520
1,000	M	Salisbury COP 5.625% 3/1/2026		1,108,720
				4,995,535
		Pre-Refunded/Escrowed-to-Maturity-24.9%
		Cabarrus County Certificate of Participation:
800	M	Cnty. Jail Lease 5.25% 6/1/2018 (a)		894,880
1,000	M	Installment Fing. Contract 5% 1/1/2019 (a)		1,132,680
1,000	M	Lincoln County 5.5% 6/1/2018 (a)		1,125,200
500	M	North Carolina Eastern Municipal Power Agency Rev.
		6% 1/1/2019		544,945
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2019 (a)		1,179,160
				4,876,865
		Toll & Turnpike-5.7%
1,000	M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2026		1,110,420
		Water/Sewer-8.4%
1,000	M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2034		1,123,350
465	M	Dare County Utilities Sys. Rev. 5% 2/1/2031		525,450
				1,648,800
Total Market Value of Municipal Bonds (cost $17,226,638)			98.5%	19,296,790
Other Assets, Less Liabilities			1.5	285,746
Net Assets			100.0%	$ 19,582,536

At September 30, 2015, the cost of municipal investments for federal income tax purposes was $17,226,638. Accumulated net unrealized appreciation on investments was $2,070,152, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
OHIO TAX EXEMPT FUND
September 30, 2015

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.5%
		Education-16.9%
$500	M	Kent State University Gen. Rcpts. 5% 5/1/2042		$ 549,625
500	M	Ohio St. Higher Educational Fac. Rev. (Univ. Dayton Proj.) 5.375% 12/1/2030		572,740
1,000	M	University of Akron General Receipts 5% 1/1/2028		1,123,430
250	M	University of Cincinnati 5% 6/1/2035		286,575
1,000	M	Youngstown State University General Receipts 5.25% 12/15/2029		1,101,850
				3,634,220
		General Obligation-13.0%
500	M	Defiance City School District 5% 12/1/2039		560,630
500	M	Jefferson County Jail Construction 5.75% 12/1/2019		545,110
1,000	M	Lebanon City School District 5.25% 12/1/2043		1,139,610
500	M	Madison Local School District Richland County 5% 12/1/2034		556,185
				2,801,535
		Health Care-12.9%
500	M	Franklin County Hospital Facs. Rev. 5% 5/15/2030		568,785
1,000	M	Montgomery County Rev. 5.5% 5/1/2034		1,124,840
1,000	M	Ohio St. Higher Educational Fac. Rev. 5.25% 1/1/2033		1,081,810
				2,775,435
		Housing-1.0%
210	M	Ohio State Hsg. Fin. Agy. Residential Mtg. Rev. 6.125% 9/1/2028		219,687
		Lease-5.3%
1,000	M	Ohio State Capital Facs. Lease Rev. 5% 4/1/2027		1,148,580
		Other Revenue-5.3%
1,000	M	Summit County Port Auth. Rev. 5.375% 12/1/2030		1,145,480
		Pre-Refunded/Escrowed-to-Maturity-28.6%
500	M	American Mun. Power Rev. 5.375% 2/15/2019 (a)		573,720
1,000	M	Beavercreek County School District 5% 6/1/2019 (a)		1,142,060
1,000	M	Franklin County 5% 12/1/2017 (a)		1,093,430
340	M	Ohio State 5.375% 3/1/2018 (a)		377,737
		Richland County Correctional Facs. Improvement:
400	M	6% 12/1/2018 (a)		464,160
250	M	6.125% 12/1/2018 (a)		291,075
1,000	M	St. Mary's City School District 5% 6/1/2018 (a)		1,111,770
1,000	M	Wapakoneta City School District 5% 6/1/2018 (a)		1,111,770
				6,165,722
		State General Obligation-3.4%
660	M	Ohio State 5.375% 9/1/2028		728,422
		Toll & Turnpike-1.6%
300	M	Ohio State Turnpike Commission 5% 2/15/2028		344,208
		Water/Sewer-10.5%
1,000	M	Northeast Regional Swr. District Rev. 5% 11/15/2038		1,130,290
1,000	M	Toledo Waterworks Rev. 5% 11/15/2038		1,120,180
				2,250,470
Total Value of Municipal Bonds (cost $19,313,772)			98.5%	21,213,759
Other Assets, Less Liabilities			1.5	317,883
Net Assets			100.0%	$ 21,531,642

At September 30, 2015, the cost of municipal investments for federal income tax purposes was
$19,313,772 Accumulated net unrealized appreciation on investments was $1,899,987 consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
OREGON TAX EXEMPT FUND
September 30, 2015

Principal
Amount		Security		Value
		MUNICIPAL BONDS-96.3%
		Airport-4.5%
		Port of Portland Airport Revenue:
$1,000	M	5% 7/1/2029		$ 1,115,130
1,000	M	5% 7/1/2031		1,164,300
				2,279,430
		Appropriation-1.2%
565	M	Home Forward Multi-Family Hsg. Rev. 5% 1/1/2029		647,484
		Education-6.7%
1,000	M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2029		1,138,030
2,000	M	University of Oregon 5% 4/1/2045		2,280,660
				3,418,690
		Electric-4.4%
2,000	M	Eugene Electric Util. Rev. 5% 8/1/2038		2,236,320
		General Obligation-31.0%
		Beaverton School District #48J:
750	M	5% 6/1/2031		840,750
1,500	M	5.125% 6/1/2036		1,685,880
1,000	M	Central Oregon Community College District 5% 6/15/2030		1,137,110
1,000	M	Clackamas County School District #7J, 5.25% 6/1/2021		1,207,470
		Jackson County School District #549C:
1,000	M	5% 12/15/2027		1,094,640
1,000	M	5% 6/15/2030		1,112,850
1,000	M	Linn County School District #55, 5.5% 6/15/2027		1,310,310
1,000	M	Marion County School District #103, 5% 6/15/2035		1,160,920
1,000	M	Multnomah County School District #3, 5% 6/30/2035		1,151,650
1,225	M	Newport Zero Coupon 6/1/2029		767,487
500	M	Redmond Terminal Expansion Project 5% 6/1/2034		550,725
1,000	M	Salem 5% 6/1/2028		1,117,140
1,000	M	Umatilla County School District #16, 5% 6/15/2033		1,161,380
600	M	Washington and Clackamas Cntys. School District #23,
		5.25% 6/1/2016		620,256
1,000	M	Washington County School District #15 Zero Coupon 6/15/2023		831,650
				15,750,218
		Health Care-11.0%
1,000	M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2035		1,067,320
1,000	M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028		1,142,780
500	M	Ontario Hosp. Facs. Auth. Rev. 5% 12/1/2037		554,105
1,000	M	Oregon State Facs. Auth. Rev. 5% 10/1/2045		1,122,080
1,500	M	Oregon State Health Sciences Univ. Rev. 5% 7/1/2032		1,692,840
				5,579,125
		Housing-.6%
290	M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. 5.35% 7/1/2030		305,593
		Industrial Development Revenue/Pollution Control Revenue-1.1%
500	M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033		547,455
		Other Tax-3.4%
500	M	Portland Urban Renewal & Redevelopment 5.25% 6/15/2030		556,930
1,000	M	Tri-County Metropolitan Transportation Dist. 5% 9/1/2040		1,162,080
				1,719,010
		Pre-Refunded/Escrowed-to-Maturity-21.4%
1,000	M	Chemeketa Community College District 5% 6/15/2018 (a)		1,113,470
1,000	M	Clackamas Community College District 5% 5/1/2016 (a)		1,028,210
1,000	M	Clackamas & Washington Cntys. Sch. District #3, 5% 6/15/2019 (a)		1,143,890
1,000	M	Deschutes & Jefferson Cntys. School District #2J, 6% 6/15/2018 (a)		1,139,910
1,000	M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2018 (a)		1,104,390
2,000	M	Oregon State Department Trans. Hwy. User Tax Rev. 5% 11/15/2016 (a)		2,103,400
1,000	M	Polk Marion & Benton Cntys. School District #13J, 5% 6/15/2019 (a)		1,143,890
1,000	M	Portland Sewer System Rev. 5% 6/15/2016		1,033,840
1,000	M	Yamhill County School District #40, 5% 6/15/2017 (a)		1,075,520
				10,886,520
		Water/Sewer-11.0%
500	M	Hermiston Wtr. & Swr. Sys. 5% 11/1/2034		579,865
750	M	Lane Cnty. Met. Wastewater 5.25% 11/1/2028		834,930
1,000	M	Portland Sewer System Rev. 4.75% 6/15/2025		1,094,340
500	M	Portland Water Sys. Rev. 5% 5/1/2034		561,180
2,195	M	Tigard Water Sys. Rev. 5% 8/1/2031		2,500,785
				5,571,100
Total Value of Municipal Bonds (cost $44,634,168)				48,940,945
		SHORT-TERM TAX EXEMPT INVESTMENTS-2.5%
		Adjustable Rate Notes (d)
		Oregon State Facs. Auth. Revenue:
800	M	PeaceHealth .05%		800,000
500	M	Providence Health & Services .30%		499,360
Total Value of Short-Term Tax Exempt Investments (cost $1,300,000)				1,299,360
Total Value of Municipal Investments (cost $45,934,168)			98.8%	50,240,305
Other Assets, Less Liabilities			1.2	584,695
Net Assets			100.0%	$ 50,825,000

At September 30, 2015, the cost of municipal investments for federal income tax purposes was
$45,934,168. Accumulated net unrealized appreciation on investments was $4,306,137, consisting of $4,306,777 gross unrealized appreciation and $640 gross unrealized depreciation.

Portfolio of Investments (unaudited)
PENNSYLVANIA TAX EXEMPT FUND
September 30, 2015

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.1%
		Airport-3.1%
$1,000	M	Philadelphia Airport Rev. 5.375% 6/15/2029		$ 1,068,290
		Appropriation-3.2%
1,000	M	Commonwealth Financing Auth. Rev. 5% 6/1/2031		1,102,940
		Education-4.9%
1,000	M	Northampton Cnty. Auth. Rev. 5.5% 11/15/2033		1,123,760
500	M	State Pub. Sch. Bldg. 5.5% 3/1/2031		577,635
				1,701,395
		General Obligation-33.4%
955	M	Beaver County 5.55% 11/15/2031		1,035,344
1,000	M	Centennial Bucks County School District 5.125% 12/15/2032		1,118,310
1,000	M	East Stroudsburg Area School District 5% 9/1/2029		1,081,490
1,000	M	Easton Area School District 5.2% 4/1/2028		1,092,000
1,000	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035		1,101,340
1,000	M	Methacton School District 6.375% 3/1/2024		1,126,740
1,000	M	Penn Delco School District 5% 6/1/2034		1,131,680
965	M	Philadelphia School District 6% 9/1/2038		1,073,717
700	M	Reading 6.25% 11/1/2033		785,715
1,000	M	Scranton School District 5% 7/15/2027		1,058,330
1,000	M	West Mifflin Area School District 5.375% 4/1/2028		1,104,550
				11,709,216
		Health Care-15.8%
1,000	M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029		1,119,110
1,000	M	Central Bradford Progress Auth. Hosp. Rev. 5.5% 12/1/2031		1,166,140
1,000	M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2034		1,096,980
1,000	M	Penn. St. Higher Educ. Facs. Auth. Hlth. Rev. 5.5% 8/15/2018		1,126,920
500	M	Philadelphia Hosp. & Higher Educ. Facs. Rev. 5% 7/1/2032		561,725
430	M	Southcentral Gen. Auth. Rev. 6% 6/1/2025		471,529
				5,542,404
		Other Tax-4.9%
1,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024		1,161,480
500	M	Pittsburgh & Allegheny Cnty. Regl. Asset Dist. 5% 2/1/2031		563,940
				1,725,420
		Pre-Refunded/Escrowed-to-Maturity-8.1%
860	M	Daniel Boone Area School District 5% 8/15/2018 (a)		961,420
850	M	Philadelphia 7% 7/15/2016 (a)		895,212
300	M	Reading 6.25% 11/1/2018 (a)		348,918
570	M	Southcentral Gen. Auth. Rev. 6% 6/1/2018 (a)		646,796
				2,852,346
		Toll & Turnpike-9.6%
		Pennsylvania State Turnpike Comm. Revenue:
1,000	M	6% 6/1/2028		1,117,160
1,000	M	5% 6/1/2029		1,111,930
1,000	M	5% 12/1/2030		1,134,120
				3,363,210
		Water/Sewer-16.1%
1,000	M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2035		1,126,650
500	M	Delaware County Regl. Water Quality Control Auth. Rev. 5% 5/1/2040		558,460
1,000	M	Erie Water Auth. Rev. 5% 12/1/2031		1,112,550
500	M	North Penn Water Auth. Rev. 5% 11/1/2032		570,730
1,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028		1,150,770
1,000	M	Scranton Sewer Auth. Rev. 5.25% 12/1/2031		1,132,440
				5,651,600
Total Value of Bonds (cost $31,115,346)			99.1%	34,716,821
Other Assets, Less Liabilities			.9	298,999
Net Assets			100.0%	$ 35,015,820

At September 30, 2015, the cost of municipal investments for federal income tax purposes was
$31,115,346. Accumulated net unrealized appreciation on investments was $3,601,475, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
VIRGINIA TAX EXEMPT FUND
September 30, 2015

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.0%
		Airport-6.8%
$1,000	M	Capital Regional Airport Rev. 5% 7/1/2024		$ 1,093,060
		Metropolitan Washington, D.C. Airport Auth. Sys. Revenue:
1,000	M	5% 10/1/2026		1,127,630
500	M	5% 10/1/2034		575,595
				2,796,285
		Appropriation-9.1%
		Arlington Cnty. Indl. Dev. Auth. Revenue:
500	M	5% 2/15/2029		564,575
500	M	5% 2/15/2030		564,575
1,750	M	Virginia State Cmnwlth. Trans. Rev. 5% 5/15/2034		2,010,173
500	M	Western Virginia Regl. Jail Facs. Rev. 5% 12/1/2032		588,990
				3,728,313
		Combined Utility-4.1%
		Richmond Public Util. Revenue:
500	M	5% 1/15/2038		567,840
1,000	M	5% 1/15/2040		1,099,310
				1,667,150
		Education-7.0%
1,000	M	Lexington Indl. Dev. Auth. Educ. Facs. Rev. 5% 1/1/2043		1,102,420
500	M	Prince William Cnty. Indl. Dev. Auth. 5.5% 9/1/2034		581,270
1,000	M	Virginia State College Bldg. Auth. Facs. Rev. 5% 9/1/2029		1,196,100
				2,879,790
		Electric-.2%
100	M	Louisa Indl. Dev. Auth. Poll. Ctl. Revenue .7% 11/1/2035 (d)		100,181
		General Obligation-9.8%
1,000	M	Norfolk 5% 8/1/2034		1,145,460
1,000	M	Portsmouth 5% 2/1/2035		1,139,260
500	M	Powhatan Cnty. 5% 1/15/2032		559,690
1,000	M	Suffolk 5% 6/1/2028		1,166,300
				4,010,710
		Health Care-6.8%
1,000	M	Fairfax Cnty. Indl. Dev. Auth. Rev. 5.25% 5/15/2026		1,131,500
1,000	M	Norfolk Econ. Dev. Auth. Hlth. Care Facs. Rev. 5% 11/1/2043		1,107,940
500	M	Winchester Econ. Dev. Auth. Hosp. Rev. 5% 1/1/2035 (b)		558,405
				2,797,845
		Lease-11.1%
1,000	M	Fairfax Cnty. Econ Dev. Auth. Rev. 5% 3/1/2029		1,142,030
1,000	M	Roanoke Cnty. Econ. Dev. Auth. Lease Rev. 5% 10/15/2027		1,125,080
1,000	M	Virginia State Public Bldg. Auth. Rev. 5% 8/1/2031		1,164,600
1,000	M	Washington Cnty. Indl. Dev. Auth. Lease Rev. 5.25% 8/1/2030		1,116,290
				4,548,000
		Other Revenue-8.6%
1,000	M	Rappahannock Regl. Jail Facs. Rev. 5% 10/1/2035 (c)		1,153,970
		Virginia St. Res. Auth. Infrastructure Revenue:
600	M	5% 11/1/2029		675,138
505	M	5% 11/1/2033		556,358
1,000	M	5% 11/1/2045		1,154,090
				3,539,556
		Pre-Refunded/Escrowed-to-Maturity-27.1%
865	M	Bedford Cnty. Econ. Dev. Auth. Public Facs. Rev. 5.25% 5/1/2016 (a)		890,466
1,000	M	Danville 5% 8/1/2019 (a)		1,150,220
410	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2018 (a)		453,394
500	M	Hanover Cnty. 5.25% 1/15/2021 (a)		600,310
1,000	M	Hopewell 5.875% 7/15/2019 (a)		1,181,290
1,000	M	New Kent Cnty. Econ. Dev. Auth. Lease Rev. 5% 2/1/2017 (a)		1,059,970
530	M	Roanoke Indl. Dev. Auth. Hosp. Rev. Proj. 6.125% 7/1/2017		562,796
1,000	M	Stafford County Indl. Dev. Auth. Rev. 5.25% 8/1/2016 (a)		1,041,500
		Virginia State Public School Authority Revenue:
1,000	M	5% 8/1/2016 (a)		1,039,680
1,000	M	5% 8/1/2019 (a)		1,146,550
		Virginia St. Res. Auth. Infrastructure Revenue:
440	M	5% 11/1/2018 (a)		495,994
400	M	5% 11/1/2019 (a)		461,664
1,000	M	Waynesboro 5% 1/15/2017 (a)		1,058,840
				11,142,674
		Transportation-2.7%
1,000	M	Washington, D.C. Met. Area Trans. Auth. Rev. 5.25% 7/1/2029		1,125,350
		Water/Sewer-5.7%
590	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2033		640,357
500	M	Hopewell Swr. Sys. Rev. 5% 7/15/2033		571,920
1,000	M	Norfolk Water Rev. 5% 11/1/2037		1,120,090
				2,332,367
Total Value of Municipal Bonds (cost $37,364,810)				40,668,221
		SHORT-TERM TAX EXEMPT INVESTMENTS-1.2%
500	M	Suffolk Redev. & Hsg. Auth. Revenue
		Adjustable Rate Note .03% (d) (cost $500,000)		500,000
Total Value of Municipal Investments (cost $37,864,810)			100.2%	41,168,221
Excess of Liabilities Over Other Assets			(.2)	(74,871)
Net Assets			100.0%	$ 41,093,350

At September 30, 2015, the cost of municipal investments for federal income tax purposes was
$37,864,810. Accumulated net unrealized appreciation on investments was $3,303,411, consisting entirely of gross unrealized appreciation.

FOOTNOTES

(a) Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b) Inverse floating rate securities (see Note 3). Interest rates are determined and reset periodically and are the rates in effect at September 30, 2015.

(c) A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 2).

(d) Interest rates are determined and reset periodically by the issuer and are the rates in effect at September 30, 2015.

Summary of Abbreviations:
COP	Certificate of Participation
GO	General Obligation
ROLS	Reset Option Longs

1. Security Valuation-The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Trust's Board of Trustees ("the Board"). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification 820 "Fair Value Measurements and Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2. Securities that are fair valued by the

Valuation Committee of Foresters Investment Management Company, Inc. ("FIMCO") may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Funds' investments as of September 30, 2015:

	Level 1	Level 2	Level 3
Investments in Municipal Bonds*:
Tax Exempt Income	-	$ 660,937,809	-
Tax Exempt Opportunities	-	262,390,306	-
California	-	47,797,543	-
Connecticut	-	34,163,219	-
Massachusetts	-	21,668,649	-
Michigan	-	19,841,955	-
Minnesota	-	20,818,010	-
New Jersey	-	46,616,341	-
New York	-	146,348,561	-
North Carolina	-	19,296,790	-
Ohio	-	21,213,759	-
Oregon	-	48,940,945	-
Pennsylvania	-	34,716,821	-
Virginia	-	40,668,221	-

Investments in Short-Term Tax Exempt Investments:
Tax Exempt Opportunities	-	$ 1,000,000	-
California	-	500,000	-
New York	-	500,000	-
Oregon	-	1,299,360	-
Virginia	-	500,000	-

*The portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 or Level 2 by the Funds for the period ended September 30, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

2. Other-Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Bond premiums and discounts on securities are accreted or amortized using the interest method. Interest Income on zero coupon bonds is accrued daily at the effective interest rate. Estimated expenses are accrued daily.

3. Derivatives-The Funds may invest in derivatives such as futures contracts, options on futures contracts ("options"), inverse floating rate securities ("inverse floaters"), interest rate swap agreements ("swap agreements") and Municipal Market Data rate locks ("MMD Rate Locks") to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for the purpose of hedging against changes in the value of a Fund's portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin."

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the options or futures markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the Funds' adviser, FIMCO, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO's prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. During the period, some of the Funds invested in interest rate futures contracts on U.S. Treasury obligations as a hedge against a rise in interest rates. At September 30, 2015, the Funds had no investments in futures contracts or options.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The

Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds' investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "floating rate notes issued" in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the period ended September 30, 2015, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract's terms and the possible lack of liquidity with respect to the swap agreements. For the period ended September 30, 2015, the Funds had no investments in swap agreements.

An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. There is no payment made or received at inception of the MMD Rate Lock. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to an MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund. The use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions. If the other party to an MMD Rate Lock defaults, a Fund's risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. For the period ended September 30, 2015, the Funds had no investments in MMD Rate Locks.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940, as amended)

are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By /S/ WILLIAM LIPKUS

William Lipkus

President and Principal Executive Officer

Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Tax Exempt Funds

By /S/ WILLIAM LIPKUS

William Lipkus

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: November 25, 2015